Income(Loss) Per Share Data	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted (loss)/income per share (in US dollars millions, except per share data):

Ordinary shares undistributed (loss)/income	(1,909)	553
E Ordinary shares undistributed (loss)/income	(4)	2
Total undistributed (loss)/income	(1,913)	555

Ordinary shares distributed income	40	146
E Ordinary shares distributed income	-	-
Total distributed income (1)	40	146

Numerator - Net (loss)/income

Attributable to Ordinary shares (2)	(1,869)	699
Attributable to E Ordinary shares	(4)	2
Total attributable to AngloGold Ashanti	(1,873)	701

In calculating diluted (loss)/income per ordinary share, the following were taken into consideration:

(Loss)/income attributable to equity shareholders	(1,869)	699
Loss attributable to E Ordinary shareholders	(4)	-
Interest expense on convertible bonds	24	37
Amortization of issue cost and discount on convertible bonds	-	16
Fair value adjustment on convertible bonds included in (loss)/income	(318)	(180)
(Loss)/income used in calculation of diluted earnings per ordinary share	(2,167)	572

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic (loss)/income per ordinary share
Ordinary shares	383,571,718	382,504,246
Fully vested options (3)	2,059,490	1,734,133
Weighted average number of ordinary shares (2)	385,631,208	384,238,379

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options (4)	-	1,353,761
Dilutive potential of convertible bonds (4)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	455,010	-
Denominator for diluted (loss)/income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,226,218	419,116,755

Weighted average number of E Ordinary shares used in calculation of basic and diluted (loss)/income per E Ordinary share	1,604,681	2,560,095

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	The mandatory convertible bonds issued during 2010 are not included in basic (loss)/income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(3)	Compensation awards are included in the calculation of basic (loss)/income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

(4)	The calculation of diluted (loss)/income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

	Issuable upon the conversion of E Ordinary shares		367,039
	Issuable upon the conversion of convertible bonds	15,384,615
	Issuable upon the conversion of stock incentive options	1,399,353

The effect of rounding may result in computational differences.